Schedule of Investments (unaudited) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama(a) — 2.1%
Black Belt Energy Gas District, RB, 4.00%, 10/01/52	$2,425	$2,411,561
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 11/01/51	8,540	8,486,377
Series A, 5.25%, 01/01/54	2,905	3,091,170
Series A-1, 5.50%, 01/01/53	3,315	3,578,131
Series B, 4.00%, 12/01/51	2,305	2,280,042

		19,847,281

Arizona — 3.5%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39(b)	1,015	895,136
Series A, 3.55%, 07/15/29	1,155	1,072,693
Series A, 5.00%, 07/01/49(b)	965	868,854
Series A, 4.00%, 02/01/50	10,000	9,282,830
Series A, 5.00%, 07/01/54(b)	745	660,389
Series B, 4.25%, 07/01/27(b)	325	317,456
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/36	4,000	4,298,776
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.75%, 07/01/24(b)	325	325,183
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/29(b)	300	298,409
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	950	831,484
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/54(b)	820	719,926
Series A, 5.00%, 09/01/32	1,000	1,093,602
Series A, 5.00%, 09/01/33	800	871,380
Series A, 5.00%, 09/01/34	1,000	1,081,802
Series A, 5.00%, 01/01/38	3,000	3,143,652
Phoenix-Mesa Gateway Airport Authority, ARB
AMT, 5.00%, 07/01/27	700	700,745
AMT, 5.00%, 07/01/32	1,925	1,927,162
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 4.00%, 01/01/45	4,970	5,007,981

		33,397,460

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	2,245	2,007,827
University of Arkansas, Refunding RB, 5.00%, 03/01/31	2,315	2,411,017

		4,418,844

California — 14.3%
California Community Housing Agency, RB, M/F Housing(b) 3.00%, 08/01/56	215	141,519
Series A, 5.00%, 04/01/49	370	323,746
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,450	1,437,875
California Municipal Finance Authority, RB
Series A, 4.00%, 10/01/29(b)	420	395,151
Series A, 3.00%, 02/01/46	485	351,846
California School Finance Authority, RB, 5.00%, 08/01/42(b)	875	896,396

Security	Par (000)	Value

California (continued)
California State Public Works Board, RB
Series I, 5.50%, 11/01/30	$4,500	$4,560,102
Series I, 5.50%, 11/01/33	2,000	2,026,722
California State University, Refunding RB, Series A, 5.00%, 11/01/42	3,500	3,721,434
City of Campbell California, GO, Election 2018, 4.00%, 09/01/50	3,025	3,038,737
City of Los Angeles Department of Airports, ARB, AMT, 5.00%, 05/15/47	4,000	4,223,472
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/36	5,650	6,181,456
AMT, Subordinate, 5.00%, 11/15/31(c)	530	608,563
AMT, Subordinate, 5.00%, 05/15/37	9,470	10,298,294
AMT, Subordinate, 4.00%, 05/15/41	6,810	6,679,915
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	1,110	767,730
County of Santa Barbara California, COP, Series B, AMT, 5.25%, 12/01/33	10,330	11,447,964
CSCDA Community Improvement Authority, RB, M/F Housing(b) 5.00%, 09/01/37	180	173,338
4.00%, 10/01/56	600	486,497
4.00%, 12/01/56	300	215,304
Series A, 4.00%, 06/01/58	3,585	2,797,429
Senior Lien, 3.13%, 06/01/57	1,005	691,089
Series A, Senior Lien, 4.00%, 12/01/58	3,880	3,002,596
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/28(c)	10,285	11,606,068
Los Angeles Department of Water & Power, Refunding RB, Series C, 5.00%, 07/01/52	5,715	6,273,458
Manteca Financing Authority, RB, Series A, (AGC-ICC), 5.75%, 12/01/36	3,285	3,292,533
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	6,155	5,793,560
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/23(c)	2,705	2,707,156
Riverside County Transportation Commission, Refunding RB, Class B1, Senior Lien, 4.00%, 06/01/46	1,870	1,798,996
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	6,370	6,379,065
Series A, AMT, 5.00%, 05/01/44	3,430	3,435,903
Series A, AMT, 5.00%, 05/01/47	7,855	8,080,698
Series E, AMT, 5.00%, 05/01/40	3,335	3,557,528
Santa Cruz County Capital Financing Authority, RB, Series A, 4.00%, 06/01/46	3,990	3,996,775
State of California, GO, 5.50%, 04/01/28	15	15,029
State of California, Refunding GO 4.00%, 03/01/36	10,775	11,357,744
4.00%, 09/01/42	5,000	5,111,585

		137,873,273

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	2,700	2,726,706

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
City & County of Denver Colorado Airport System Revenue, ARB (continued)
Series A, AMT, 5.50%, 11/15/30	$1,040	$1,050,429
Series A, AMT, 5.50%, 11/15/31	1,250	1,262,624
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	2,185	2,053,590
Series D, AMT, 5.75%, 11/15/45	1,315	1,484,751
Colorado Health Facilities Authority, RB 5.25%, 11/01/39	1,000	1,081,352
5.50%, 11/01/47	620	665,931
5.25%, 11/01/52	1,555	1,633,879
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/15/52	4,300	4,598,037
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,190	1,182,869
Park Creek Metropolitan District, Refunding RB, Series A, Senior Lien, 5.00%, 12/01/34	500	524,765
Thompson Crossing Metropolitan District No. 4, Refunding GO, 3.50%, 12/01/29	515	466,320

		18,731,253

Connecticut — 1.9%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series C-2, AMT, 2.20%, 11/15/34	1,190	1,034,637
Connecticut State Health & Educational Facilities Authority, RB(b)
Series A, 5.00%, 01/01/30	130	128,412
Series A-1, 5.00%, 10/01/54	235	184,345
Connecticut State Health & Educational Facilities Authority, Refunding RB
5.00%, 12/01/45	5,000	5,096,690
Series G-1, 5.00%, 07/01/27(b)	100	100,616
Series G-1, 5.00%, 07/01/28(b)	100	100,380
Series G-1, 5.00%, 07/01/29(b)	100	100,095
Series G-1, 5.00%, 07/01/30(b)	100	99,769
Series G-1, 5.00%, 07/01/32(b)	150	149,040
Series G-1, 5.00%, 07/01/34(b)	125	123,983
State of Connecticut, GO
Series A, 5.00%, 04/15/30	5,000	5,561,510
Series A, 5.00%, 04/15/31	4,000	4,445,732
Series C, 4.00%, 06/15/39	300	307,264
Series C, 4.00%, 06/15/41	300	305,398
Series C, 5.00%, 06/15/42	635	709,862

		18,447,733

Delaware — 0.4%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/29	880	883,865
Series A, 5.00%, 07/01/30	1,030	1,031,649
Series A, 5.00%, 07/01/31	750	750,066
Series A, 5.00%, 07/01/32	375	374,024
Series A, 5.00%, 07/01/33	1,190	1,185,339

		4,224,943

District of Columbia — 0.1%
District of Columbia, RB, Series A, AMT, 5.50%, 02/28/37	880	953,920

Security	Par (000)	Value

Florida — 10.0%
Brevard County Health Facilities Authority, Refunding RB
Series A, 5.00%, 04/01/47	$1,130	$1,192,696
Series A, 5.00%, 04/01/52	1,615	1,687,728
Capital Region Community Development District, Refunding SAB, Series A-1, 4.63%, 05/01/28	500	502,598
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	945	720,370
Series A, 4.00%, 06/15/29	560	528,115
Series A, 5.00%, 06/01/45	850	737,057
Series A, 5.50%, 06/01/57	305	269,944
Central Florida Expressway Authority, Refunding RB, Senior Lien, 4.00%, 07/01/41	10,000	9,882,880
Charlotte County Industrial Development Authority, RB, AMT, 5.00%, 10/01/29(b)	895	904,398
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, 5.25%, 10/01/57	20,000	22,195,060
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	3,230	3,371,222
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/46	3,000	2,891,520
County of Miami-Dade Seaport Department, ARB(c)
Series B, AMT, 6.00%, 10/01/23	8,835	8,917,244
Series B, AMT, 6.25%, 10/01/23	1,405	1,419,507
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.25%, 10/01/52	2,470	2,626,630
Series B-1, AMT, Subordinate, 4.00%, 10/01/46	5,500	5,090,294
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/28	500	403,978
Series A-2, 0.00%, 10/01/29	800	621,357
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	715	789,580
Escambia County Health Facilities Authority, Refunding RB
5.00%, 08/15/33	1,400	1,498,392
5.00%, 08/15/34	1,240	1,318,946
Esplanade Lake Club Community Development District, SAB
Series A-1, 3.63%, 11/01/30	370	345,145
Series A-1, 4.00%, 11/01/40	1,080	943,435
Series A-1, 4.13%, 11/01/50	385	314,160
Series A-2, 3.63%, 11/01/30	170	160,974
Series A-2, 4.00%, 11/01/40	270	235,859
Series A-2, 4.13%, 11/01/50	305	248,880
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57	1,270	1,256,090
AMT, 5.00%, 05/01/29	3,080	2,882,557
Florida Development Finance Corp., Refunding RB(b)
5.00%, 06/01/31	450	426,786
Series C, 5.00%, 09/15/50	475	382,841
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.30%, 05/01/29	960	916,196
Harbor Bay Community Development District, SAB, Series A-1, 3.30%, 05/01/29	590	563,112
Hills of Minneola Community Development District, SAB, 3.50%, 05/01/31(b)	1,100	1,015,976
Hillsborough County Aviation Authority, Refunding RB(c)
Sub-Series A, AMT, 5.25%, 10/01/23	3,255	3,276,831

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Hillsborough County Aviation Authority, Refunding RB(c) (continued)
Sub-Series A, AMT, 5.50%, 10/01/23	$5,360	$5,399,010
Lakewood Ranch Stewardship District, SAB 3.60%, 05/01/24	90	89,332
4.30%, 05/01/27(b)	425	423,890
3.80%, 05/01/29	540	525,285
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	75	75,090
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,206,428
Midtown Miami Community Development District, Refunding SAB, Series A, 4.25%, 05/01/24	240	239,733
Osceola Chain Lakes Community Development District, SAB, 3.50%, 05/01/30	350	332,103
Seminole Improvement District, RB 5.00%, 10/01/32	265	261,633
5.30%, 10/01/37	300	298,052
Southern Groves Community Development District No. 5, Refunding SAB, 3.25%, 05/01/29	290	273,992
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	142	90,783
Talavera Community Development District, SAB 3.50%, 05/01/25	190	187,622
3.85%, 05/01/30	540	517,801
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	175,413
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	2,020	1,975,352

		96,609,877

Georgia — 2.7%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	740	663,312
Georgia Ports Authority, ARB, 4.00%, 07/01/47	2,500	2,509,655
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/33	5,000	5,221,925
Series A, 5.00%, 05/15/34	5,250	5,456,388
Series A, 5.00%, 06/01/53(a)	8,750	9,216,296
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	3,160	3,273,378

		26,340,954

Hawaii — 1.6%
State of Hawaii Airports System Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	5,000	5,179,255
Series A, AMT, 5.00%, 07/01/45	5,985	6,069,448
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	1,350	1,355,253
AMT, 5.25%, 08/01/26	2,500	2,509,925

		15,113,881

Idaho — 1.7%
Idaho Health Facilities Authority, RB 4.00%, 12/01/43	10,000	9,415,890
Series A, 5.00%, 12/01/47	5,000	5,105,255

Security	Par (000)	Value

Idaho (continued)
Idaho Housing & Finance Association, Refunding RB
(GTD), 4.00%, 05/01/42	$1,160	$1,132,964
(GTD), 4.00%, 05/01/52	905	819,268

		16,473,377

Illinois — 15.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	2,825	2,922,855
Series A, 5.00%, 12/01/40	720	725,603
Series A, 5.00%, 12/01/47	1,915	1,884,839
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/30	495	515,829
Series C, 5.00%, 12/01/26	4,730	4,853,978
Series D, 5.00%, 12/01/26	4,185	4,294,693
Chicago Midway International Airport, Refunding ARB
Series A, AMT, 2nd Lien, 5.00%, 01/01/32	5,000	5,040,695
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	8,020	8,053,259
Chicago Midway International Airport, Refunding RB
Series A, AMT, 2nd Lien, 5.50%, 01/01/30	6,500	6,508,183
Series A, AMT, 2nd Lien, 5.50%, 01/01/32	7,775	7,784,913
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 5.50%, 01/01/55	4,360	4,622,729
Series D, Senior Lien, 5.25%, 01/01/42	2,630	2,750,520
Chicago O’Hare International Airport, Refunding RB
Series B, 5.00%, 01/01/32	3,745	3,861,046
Series A, Senior Lien, 4.00%, 01/01/37	3,820	3,895,762
Series B, Senior Lien, 5.00%, 01/01/37	3,460	3,663,964
Series E, Senior Lien, (AGM), 4.00%, 01/01/40	5,000	5,021,295
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/57	1,000	1,021,463
Series A, Senior Lien, 4.00%, 12/01/49	6,190	5,646,326
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	1,000	1,000,548
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/28	810	836,491
Series A, 5.00%, 02/15/29	400	413,692
Series A, 5.00%, 02/15/30	500	517,144
Series A, 5.00%, 02/15/31	500	517,169
Series A, 5.00%, 02/15/32	500	517,192
Illinois Finance Authority, Refunding RB 5.00%, 03/01/30	550	577,369
Series A, 4.00%, 07/15/47	5,000	4,776,380
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 4.65%, 10/01/37	1,455	1,511,473
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/34	4,140	4,146,251
Series A, 5.00%, 01/01/40	5,000	5,146,845
Series A, 5.00%, 01/01/45	2,500	2,706,378
Series A, 4.00%, 01/01/46	9,770	9,392,429
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 12/01/31	4,220	4,464,798
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,260,102
4.00%, 06/15/50	2,725	2,349,620
State of Illinois, GO
5.25%, 07/01/29	5,000	5,014,420

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued)
5.00%, 04/01/31	$1,000	$1,009,924
5.00%, 05/01/31	5,010	5,064,794
5.00%, 11/01/34	5,000	5,171,465
5.50%, 05/01/39	3,500	3,831,716
5.75%, 05/01/45	2,000	2,191,642
Series A, 5.50%, 03/01/42	6,000	6,614,184
Series A, 5.50%, 03/01/47	5,500	5,993,878
Series D, 5.00%, 11/01/28	350	375,772
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	120	128,435

		148,598,063

Indiana — 0.2%
Indiana Finance Authority, RB
Series A, 5.00%, 06/01/41	550	502,631
Series A, 5.00%, 06/01/51	405	351,226
Series A, 5.00%, 06/01/56	360	308,158
Indiana Finance Authority, Refunding RB, Series A, 4.13%, 12/01/26	1,270	1,245,504

		2,407,519

Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Series C, 4.13%, 02/15/35	7,500	7,535,925
Iowa Student Loan Liquidity Corp, Refunding RB,
Series A, AMT, 5.00%, 12/01/26	775	811,528

		8,347,453

Kansas — 0.2%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	2,000	1,876,496

Kentucky — 1.2%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	285	262,285
Kentucky Public Energy Authority, RB(a)
Series A-1, 4.00%, 08/01/52	8,940	8,800,339
Series C, 4.00%, 02/01/50	2,500	2,484,395

		11,547,019

Louisiana — 0.2%
Lafayette Parish School Board Sale Tax Revenue, RB 4.00%, 04/01/48	940	885,519
4.00%, 04/01/53	595	542,716
New Orleans Aviation Board, ARB, Series A, 5.00%, 01/01/33	1,000	1,027,643

		2,455,878

Maryland — 1.0%
City of Baltimore Maryland, RB, 5.00%, 06/01/51	820	770,182
City of Baltimore Maryland, Refunding TA(b)
Series A, Senior Lien, 2.95%, 06/01/27	175	164,073
Series A, Senior Lien, 3.05%, 06/01/28	190	175,740
Series A, Senior Lien, 3.15%, 06/01/29	200	182,823
City of Baltimore Maryland, TA, Series B, 3.38%, 06/01/29(b)	285	263,870
Maryland Economic Development Corp., RB, Class B, AMT, 5.25%, 06/30/47	2,500	2,561,123

Security	Par (000)	Value

Maryland (continued)
Maryland Economic Development Corp., Refunding RB
Series A, 5.00%, 06/01/29	$1,835	$1,961,877
Series A, 5.00%, 06/01/30	1,015	1,085,239
Series A, 5.00%, 06/01/31	1,000	1,069,256
Series A, 5.00%, 06/01/32	1,000	1,069,313

		9,303,496

Massachusetts — 4.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Class A, 4.00%, 06/01/50	8,000	7,734,896
Commonwealth of Massachusetts, GO
Series D, 4.00%, 02/01/46	5,000	5,018,990
Series E, 5.00%, 11/01/48	2,015	2,224,383
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	4,610	4,624,646
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/29	2,700	2,853,217
5.00%, 07/01/30	3,125	3,301,594
5.00%, 07/01/41	4,710	4,893,591
Series A, 5.00%, 01/01/31	1,730	1,766,556
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 01/01/27	1,000	1,022,710
Massachusetts Housing Finance Agency, Refunding RB, M/F Housing, Series G, 3.45%, 12/01/30	3,100	3,107,000
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	215	223,235
Massachusetts School Building Authority, RB, Sub- Series B, 4.00%, 02/15/42	6,200	6,211,929

		42,982,747

Michigan — 2.6%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	10	10,025
City of Detroit Michigan, GO
5.00%, 04/01/26	265	276,023
5.00%, 04/01/27	210	220,686
5.00%, 04/01/28	235	247,404
5.00%, 04/01/29	235	247,530
5.00%, 04/01/30	180	188,818
5.00%, 04/01/31	265	277,276
5.00%, 04/01/32	225	234,750
5.00%, 04/01/33	295	307,264
Michigan Finance Authority, RB 4.00%, 02/15/47	4,500	4,267,589
4.00%, 02/15/50	9,705	9,035,423
Michigan Finance Authority, Refunding RB, Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	4,000	4,095,520
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/33	2,415	2,547,762
AMT, 5.00%, 12/31/33	2,000	2,105,124
Michigan Strategic Fund, Refunding RB 5.00%, 11/15/29	440	435,585
5.00%, 11/15/34	490	478,431

		24,975,210

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/33	$2,370	$2,551,888
Duluth Economic Development Authority, Refunding RB
Series A, 5.00%, 02/15/33	1,000	1,083,474
Series A, 5.00%, 02/15/34	1,185	1,276,571
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(b)	200	196,135
Minnesota Higher Education Facilities Authority, RB, Series A, 5.00%, 10/01/47	2,420	2,541,078

		7,649,146

Mississippi — 1.3%
Mississippi Development Bank, RB
(AGM), 6.75%, 12/01/31	3,775	3,836,151
(AGM), 6.75%, 12/01/33	2,350	2,387,596
(AGM), 6.88%, 12/01/40	6,405	6,503,131

		12,726,878

Missouri — 0.5%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	325	285,868
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,840	2,908,901
St Louis County Industrial Development Authority, Refunding RB 5.00%, 09/01/27	360	357,197
5.00%, 09/01/32	1,015	956,561

		4,508,527

Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	836,405

Nevada — 0.6%
City of Las Vegas Nevada Special Improvement District No. 814, SAB 3.50%, 06/01/28	155	150,287
3.25%, 06/01/30	345	320,913
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 5.00%, 07/01/33	5,000	5,128,280

		5,599,480

New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB, Series A, AMT, 4.00%, 11/01/27(b)	795	744,450

New Jersey — 16.1%
Camden County Improvement Authority, RB, 6.00%, 06/15/47	940	992,748
New Jersey Economic Development Authority, ARB, AMT, 5.13%, 09/15/23	1,655	1,648,205
New Jersey Economic Development Authority, RB 5.00%, 11/01/44	10,500	11,119,091
AMT, 5.50%, 01/01/26	1,500	1,505,535
AMT, 5.50%, 01/01/27	1,000	1,003,774
AMT, (AGM), 5.00%, 01/01/31	2,425	2,442,188
AMT, 5.38%, 01/01/43	7,000	7,015,736
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/26	2,135	2,167,469
AMT, 5.00%, 10/01/27	1,680	1,709,481

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(c)	$1,750	$1,923,264
New Jersey Educational Facilities Authority, RB, 5.00%, 06/15/28	10,000	10,174,070
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	6,110	5,745,795
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 5.00%, 12/01/27	1,000	1,081,486
Series B, AMT, 5.00%, 12/01/28	1,000	1,081,018
Series B, AMT, 4.00%, 12/01/41	4,820	4,793,905
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series BB, AMT, 3.65%, 04/01/28	3,840	3,803,712
Series BB, AMT, 3.70%, 10/01/28	2,975	2,943,792
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	2,000	2,113,346
Series AA, 5.25%, 06/15/31	12,000	12,024,792
Series AA, 5.25%, 06/15/32	2,250	2,343,175
Series AA, 5.00%, 06/15/35	3,000	3,243,540
Series AA, 4.00%, 06/15/39	4,000	3,961,916
Series AA, 5.50%, 06/15/39	8,175	8,195,928
Series C, 5.25%, 06/15/32	10,000	10,310,540
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	1,695	1,791,766
Series A, 5.00%, 12/15/33	2,285	2,486,192
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	2,000	1,996,596
Series B, 5.00%, 01/01/46	9,105	9,943,361
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/25	1,345	1,357,465
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/29	250	261,779
Series B, AMT, 5.00%, 01/01/30	200	209,450
Series B, AMT, 5.00%, 01/01/31	350	367,768
Series B, AMT, 5.00%, 01/01/32	425	446,104
State of New Jersey, GO, 5.00%, 06/01/28	5,000	5,229,065
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/33	220	236,411
Series A, 5.00%, 06/01/34	12,000	12,809,292
Sub-Series B, 5.00%, 06/01/46	15,000	14,881,440

		155,361,195

New Mexico — 0.4%
Albuquerque Bernalillo County Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,591,941
City of Santa Fe New Mexico, RB
Series A, 5.00%, 05/15/34	170	161,419
Series A, 5.00%, 05/15/44	820	716,491

		3,469,851

New York — 26.7%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	1,710	1,731,633
Series A, 5.00%, 06/01/35	415	421,949
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(b)	385	380,404
Build NYC Resource Corp., Refunding RB, 5.00%, 08/01/35	665	709,596

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
City of New York, GO
Series A-1, 4.00%, 09/01/46	$2,630	$2,556,868
Series B, 5.25%, 10/01/39	1,750	2,014,750
Series B, 5.25%, 10/01/40	1,340	1,537,681
Series F-1, 4.00%, 03/01/47	3,645	3,505,652
Series I, 5.00%, 03/01/32	7,000	7,120,512
Hudson Yards Infrastructure Corp., Refunding RB, Series A, (AGM), 4.00%, 02/15/47	25,165	24,515,592
Huntington Local Development Corp., RB, Series A, 5.00%, 07/01/36	940	796,209
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/39	7,005	7,064,444
Series B, 5.25%, 11/15/38	3,145	3,196,543
Series C, 5.00%, 11/15/38	4,450	4,456,439
Sub-Series A-1, 5.00%, 11/15/40	2,355	2,382,165
Metropolitan Transportation Authority, Refunding RB, Series A, 4.00%, 11/15/51	2,250	2,168,401
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	4,365	4,166,052
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	1,805	2,020,279
Series CC-1, 5.00%, 06/15/52	5,400	5,877,193
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	5,000	4,945,235
Series DD, 4.13%, 06/15/47	2,500	2,468,652
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S1, Subordinate, (SAW), 4.00%, 07/15/45	5,000	4,901,925
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	6,625	7,090,956
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, 5.00%, 08/01/36	9,445	10,125,493
Series E-1, 4.00%, 02/01/49	2,915	2,804,519
Subordinate, 4.00%, 05/01/43	19,900	19,980,814
Series A-1, Subordinate, 4.00%, 08/01/48	3,795	3,651,147
Series F-1, Subordinate, 5.00%, 02/01/47	2,690	2,922,470
New York Convention Center Development Corp., RB, CAB, Class B, Sub Lien, 0.00%, 11/15/40(d)	7,650	3,233,984
New York Liberty Development Corp., Refunding RB 3.13%, 09/15/50	1,535	1,178,694
Series 1, 5.00%, 11/15/44(b)	1,730	1,669,078
Series A, 2.88%, 11/15/46	1,665	1,182,566
Series A, 3.00%, 11/15/51	6,385	4,625,786
Series A, (BAM-TCRS), 3.00%, 11/15/51	3,970	2,784,685
New York Power Authority, RB, (AGM), 4.00%, 11/15/47	570	548,912
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/50	3,000	2,873,499
Series A, 4.00%, 11/15/55	10,135	9,590,548
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 05/01/32	3,060	3,195,855
Series A, 5.00%, 07/01/32	9,000	9,421,002
Series A, 5.00%, 03/15/36	5,500	5,897,672
Series A, 4.00%, 03/15/46	10,000	9,698,560
New York State Thruway Authority, Refunding RB, Series A, 4.00%, 03/15/50	5,000	4,764,130
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	11,185	10,856,452

Security	Par (000)	Value

New York (continued)
New York State Urban Development Corp., Refunding RB, Series A, 3.00%, 03/15/40	$8,500	$7,422,871
New York Transportation Development Corp., ARB, AMT, 5.00%, 12/01/40	1,865	1,947,375
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	2,775	2,726,507
AMT, 5.00%, 10/01/35	1,870	1,963,092
Port Authority of New York & New Jersey, Refunding ARB
Series 223, AMT, 4.00%, 07/15/40	1,475	1,451,760
Series 223, AMT, 4.00%, 07/15/41	1,850	1,813,074
Series 232, AMT, 4.63%, 08/01/52	1,290	1,319,522
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	12,245	11,944,936
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.25%, 05/15/47	3,855	4,349,905
Triborough Bridge & Tunnel Authority, Refunding RB
Series B, 5.00%, 11/15/37	4,400	4,714,926
Series C, 5.00%, 05/15/43	5,200	5,791,011
Utility Debt Securitization Authority, Refunding RB, Restructured, 5.00%, 12/15/44	4,290	4,856,353

		257,336,328

North Carolina — 0.2%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.00%, 07/01/47	1,865	1,933,352

Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	2,710	2,395,540
Series B-2, Class 2, 5.00%, 06/01/55	10,980	10,231,372
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	1,550	1,452,293
Ohio Housing Finance Agency, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 2.70%, 09/01/46	5,780	4,741,033
State of Ohio, RB, 4.00%, 01/01/46	6,000	5,802,072
State of Ohio, Refunding RB, Series A, 4.00%, 01/01/28(c)	25	26,553

		24,648,863

Oklahoma — 0.7%
Oklahoma City Public Property Authority, Refunding RB 5.00%, 10/01/28	1,265	1,324,179
5.00%, 10/01/29	1,400	1,465,529
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/29	1,200	1,170,797
Series B, 5.00%, 08/15/33	1,305	1,249,429
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48(g)	1,395	1,382,177

		6,592,111

Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	7,910	8,732,419

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania — 3.2%
Allentown Neighborhood Improvement Zone Development Authority, RB(b) 5.00%, 05/01/23	$160	$160,010
5.00%, 05/01/28	835	851,921
Bucks County Industrial Development Authority, RB 5.00%, 07/01/35	1,100	1,070,451
5.00%, 07/01/36	1,250	1,211,626
4.00%, 07/01/46	145	112,296
4.00%, 07/01/51	100	73,503
Commonwealth Financing Authority, RB, 5.00%, 06/01/34	3,750	4,044,911
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.75%, 06/30/48	2,365	2,569,523
AMT, 5.25%, 06/30/53	3,910	4,047,671
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 02/15/52	950	858,722
Pennsylvania Turnpike Commission, RB, Series B, Subordinate, 4.00%, 12/01/51	3,000	2,813,424
Pennsylvania Turnpike Commission, Refunding RB 2nd Series, 5.00%, 12/01/30	2,620	2,847,848
Sub-Series B-2, 5.00%, 06/01/32	5,000	5,390,045
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	745	797,320
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/30	1,200	1,314,882
Series A, (SAW), 5.00%, 09/01/31	1,000	1,093,380
Series A, (SAW), 5.00%, 09/01/32	1,200	1,310,245

		30,567,778

Puerto Rico — 5.0%
Commonwealth of Puerto Rico, GO
Series A1, Restructured, 5.75%, 07/01/31	2,753	2,966,478
Series A1, Restructured, 4.00%, 07/01/35	675	609,597
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	5,621	3,280,174
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	1,919	1,788,694
Series A1, Restructured, 4.75%, 07/01/53	1,069	1,003,621
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(d)
Series A1, Restructured, 0.00%, 07/01/29	11,890	8,956,832
Series A1, Restructured, 0.00%, 07/01/33	1,464	900,010
Series A1, Restructured, 0.00%, 07/01/46	7,903	2,148,929
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	8,412	8,089,509
Series A-2, Restructured, 4.78%, 07/01/58	488	451,993
Series A-2, Restructured, 4.33%, 07/01/40	12,484	11,596,263
Series B-1, Restructured, 4.75%, 07/01/53	749	700,256
Series B-2, Restructured, 4.78%, 07/01/58	726	673,737

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series B-1, Restructured, 0.00%, 07/01/27	$2,521	$2,094,487
Series B-1, Restructured, 0.00%, 07/01/29	4,466	3,360,745

		48,621,325

Rhode Island — 0.3%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,021,347
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 09/01/32	2,000	2,017,446

		3,038,793

South Carolina — 3.0%
Charleston County Airport District, ARB(c)
Series A, AMT, 5.50%, 07/01/23	7,170	7,191,385
Series A, AMT, 6.00%, 07/01/23	5,270	5,289,083
South Carolina Jobs-Economic Development Authority, Refunding RB 4.00%, 11/15/27	520	498,544
Series A, 5.00%, 05/01/37	4,480	4,642,494
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/30	5,500	5,763,950
Series A, 5.00%, 12/01/31	5,660	5,931,861

		29,317,317

Tennessee — 2.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	4,000	4,093,172
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.00%, 10/01/34	450	463,262
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/52	3,800	3,941,352
Series B, AMT, 5.50%, 07/01/52	3,500	3,766,549
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	5,395	5,803,747
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	8,800	9,111,617

		27,179,699

Texas — 9.4%
Arlington Higher Education Finance Corp., RB(b) 7.50%, 04/01/62	1,630	1,730,214
7.88%, 11/01/62	1,410	1,450,081
Belton Independent School District, GO, (PSF), 4.00%, 02/15/52	3,000	2,936,670
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	5,130	5,323,355
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	700	700,166
City of Houston Texas Airport System Revenue, Refunding ARB
AMT, 5.00%, 07/15/27	410	416,864
Sub-Series A, AMT, 5.00%, 07/01/31	1,430	1,536,187
Sub-Series A, AMT, 5.00%, 07/01/32	1,515	1,623,103
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	400	407,515

7

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 11/15/51	$1,840	$1,775,075
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48(g)	920	904,008
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	2,720	2,662,124
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	1,120	1,102,250
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47	3,215	3,174,533
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/28	1,000	980,626
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	3,735	3,741,805
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,360	1,331,054
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	800	697,154
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 08/15/47	8,590	8,871,546
North Texas Tollway Authority, Refunding RB
Series A, 4.13%, 01/01/40	2,500	2,529,387
Series A, 5.00%, 01/01/40	3,000	3,304,830
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	1,740	1,677,945
San Jacinto River Authority, RB, (AGM), 5.25%, 10/01/25	2,910	2,913,163
State of Texas, GO, Class A, 5.00%, 04/01/44	6,000	6,216,234
Tarrant County Cultural Education Facilities Finance Corp., RB 5.00%, 11/15/51	2,160	2,288,917
Series A, 4.00%, 07/01/53	2,410	2,195,098
Series A, 5.00%, 07/01/53	1,485	1,545,713
Series B, 5.00%, 07/01/33	8,485	9,323,513
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	445	388,601
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/31	3,215	3,394,841
Texas Water Development Board, RB 4.45%, 10/15/36	1,155	1,270,029
4.00%, 10/15/54	8,000	7,778,424
Series B, 4.00%, 10/15/43	5,000	5,023,380

		91,214,405

Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/34	3,500	3,678,419
Utah Charter School Finance Authority, RB(b)
Series A, 3.63%, 06/15/29	370	344,259
Series A, 5.00%, 06/15/49	320	283,855
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(b)	1,290	1,265,530
Utah State University, RB, Series B, (AGM), 4.00%, 12/01/45	3,000	2,983,458

		8,555,521

Security	Par (000)	Value

Vermont — 0.6%
University of Vermont and State Agricultural College, Refunding RB, 4.00%, 10/01/30	$5,565	$5,637,111

Virginia — 1.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	8,400	8,056,683
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	3,600	2,835,436
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	2,065	2,169,365

		13,061,484

Washington — 0.4%
City of Bellevue Washington, Refunding GO, 4.00%, 12/01/42	1,250	1,270,494
Washington State Housing Finance Commission, Refunding RB(b) 5.00%, 01/01/27	1,560	1,531,435
5.00%, 01/01/28	750	731,663

		3,533,592

Wisconsin — 1.9%
Public Finance Authority, RB 5.00%, 06/15/34	430	446,582
5.00%, 10/15/56(b)	385	330,717
Class A, 5.00%, 06/15/56(b)	1,000	810,712
Series A, 4.00%, 03/01/30(b)	445	420,370
Series A, 5.00%, 07/15/39(b)	165	148,003
Series A, 5.00%, 07/15/49(b)	630	524,904
Series A, 5.00%, 10/15/50(b)	1,695	1,515,377
Series A, 5.00%, 07/15/54(b)	300	244,982
AMT, 4.00%, 09/30/51	1,595	1,302,196
AMT, 4.00%, 03/31/56	1,520	1,203,718
Public Finance Authority, Refunding RB 4.00%, 09/01/29(b)	130	114,401
5.00%, 09/01/49(b)	520	405,849
Series B, AMT, 5.25%, 07/01/28	4,765	4,765,801
Wisconsin Health & Educational Facilities Authority, Refunding RB 4.00%, 12/15/49	4,235	3,940,358
4.00%, 12/01/51	2,720	2,527,884

		18,701,854

Total Municipal Bonds — 146.5% (Cost: $1,404,138,534)		1,414,494,561

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

Alabama — 1.3%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	11,280	11,958,902

California — 2.0%
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.00%, 05/15/46	12,170	12,574,527
Ontario Public Financing Authority, RB, (AGM), 5.00%, 11/01/52	6,000	6,511,056

		19,085,583

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	$7,310	$7,979,819

Georgia — 1.6%
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52(a)	14,235	14,911,062

Illinois — 1.3%
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	11,860	12,775,189

Maryland — 1.5%
Maryland State Transportation Authority, RB, 4.00%, 07/01/50	15,000	14,471,288

Michigan — 2.7%
Ascension Health, 5.72%, 11/15/47	10,000	10,240,495
Michigan Finance Authority, Refunding RB, 5.00%, 12/01/45	15,520	15,835,622

		26,076,117

Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	9,062	9,455,890

New York — 1.4%
New York State Dormitory Authority, Refunding RB, Series EE, 4.00%, 03/15/42	10,000	9,813,175
Port Authority of New York & New Jersey, Refunding ARB, 178th Series, AMT, 5.00%, 12/01/32	4,009	4,046,163

		13,859,338

Pennsylvania — 2.0%
Pennsylvania Turnpike Commission, RB, Series B-1, 5.25%, 06/01/47	18,910	19,604,130

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.6% (Cost: $148,148,091)		150,177,318

Total Long-Term Investments — 162.1% (Cost: $1,552,286,625)		1,564,671,879

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(i)(j)	21,193,527	$21,191,407

Total Short-Term Securities — 2.2% (Cost: $21,193,092)		21,191,407

Total Investments — 164.3% (Cost: $1,573,479,717)		1,585,863,286

Other Assets Less Liabilities — 2.6%		24,285,882

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.7)%		(83,544,884)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (58.2)%		(561,390,922)

Net Assets Applicable to Common Shares — 100.0%		$965,213,362

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$5,321,995	$15,861,627	(a)	$—	$9,470	$(1,685)	$21,191,407	21,193,527	$154,213	$—

(a)	Represents net amount purchased (sold).

9

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	194	06/21/23	$22,398	$(734,249)
U.S. Long Bond	267	06/21/23	35,211	(1,348,402)
5-Year U.S. Treasury Note	256	06/30/23	28,148	(685,838)

				$(2,768,489)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,414,494,561	$—	$1,414,494,561
Municipal Bonds Transferred to Tender Option Bond Trusts	—	150,177,318	—	150,177,318
Short-Term Securities
Money Market Funds	21,191,407	—	—	21,191,407

	$21,191,407	$1,564,671,879	$—	$1,585,863,286

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(2,768,489)	$—	$—	$(2,768,489)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(82,630,947)	$—	$(82,630,947)
VRDP Shares at Liquidation Value	—	(561,700,000)	—	(561,700,000)

	$—	$(644,330,947)	$—	$(644,330,947)

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Fund, Inc. (MUI)

Portfolio Abbreviation

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

11